Disclosures About the Temporary Exemption From IFRS 9 - Summary of Fair Value of Financial Assets Under IFRS 9 and Fair Value Changes (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	¥ 3,724,125	¥ 3,069,528
Changes in fair value of financial assets	111,719	66,501
Held for trading financial assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	206,771	161,570
Changes in fair value of financial assets	4,541	22,414
Other financial assets - Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding ("SPPI") [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	2,559,014	1,978,361
Changes in fair value of financial assets	92,219	(11,064)
Other financial assets - Financial assets with contractual terms that do not give rise to SPPI [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	958,340	929,597
Changes in fair value of financial assets	¥ 14,959	¥ 55,151